INVENTORY (Schedule of inventory, net) (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Inventory Disclosure [Abstract]
Raw materials and components	$ 64,824	$ 59,585
Work in progress	19,326	15,478
Finished goods	1,039	486
Total inventory	$ 85,189	$ 75,549